                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 9/30/07
                                               -------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:    Firelake Capital Management, LLC
         --------------------------------
Address: 575 High Street, Suite 330
         Palo Alto, CA 94301

Form 13F File Number: 28-11724

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:    Firelake Capital Management, LLC

Name:  Martin L. Lagod
Title: Managing Director
Phone: 650-321-0880

Signature, Place, and Date of Signing:

/s/ Martin L. Lagod                       Palo Alto, CA         November 9, 2007
-------------------------------           -------------         ----------------
[Signature]                               [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F Summary Page

                                 REPORT SUMMARY:

Number of Other Included Managers:        0
                                          ---
Form 13F Information Table Entry Total:   24
                                          ---
Form 13F Information Table Value Total:   $146,445
                                          -----------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      NONE

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
                                                       MARKET
                                                       VALUE                                                     VOTING AUTHORITY
                                   TITLE OF           (X$1000) SHARE/PRN    SHARE/ PUT/  INVESTMENT  OTHER   ----------------------
          NAME OF ISSUER            CLASS     CUSIP     (USD)     AMOUNT     PRN   CALL  DISCRETION MANAGERS   SOLE    SHARED  NONE
--------------------------------   -------- --------- -------- ---------    -----  ----  ---------- -------- --------  ------  ----
AXT INC CMN                          COM    00246W103 3,962    640,000        SH            SOLE             640,000
ADVANCED ANALOGIC TECH INC CMN       COM    00752J108 15,960   1,500,000      SH            SOLE             1,500,000
APPLIED MICRO CIRCUITS CORP CMN      COM    03822W109 6,320    2,000,000      SH            SOLE             2,000,000
ARUBA NETWORKS, INC. CMN             COM    043176106 5,000    250,000        SH            SOLE             250,000
ATHEROS COMMUNICATIONS INC CMN       COM    04743P108 17,682   590,000        SH            SOLE             590,000
BLADELOGIC INC. CMN                  COM    09265M102 769      30,000         SH            SOLE             30,000
CYBERSOURCE CORP CMN                 COM    23251J106 12,859   1,100,000      SH            SOLE             1,100,000
DATA DOMAIN INC CMN                  COM    23767P109 650      21,000         SH            SOLE             21,000
ECHELON CORP CMN                     COM    27874N105 375      15,000         SH            SOLE             15,000
INFORMATICA CORP CMN                 COM    45666Q102 3,140    200,000        SH            SOLE             200,000
ISILON SYSTEMS INC. CMN              COM    46432L104 2,310    300,000        SH            SOLE             300,000
LEADIS TECHNOLOGY, INC. CMN          COM    52171N103 4,837    1,381,619      SH            SOLE             1,381,619
MONOLITHIC POWER SYSTEMS, INC. CMN   COM    609839105 13,462   530,000        SH            SOLE             530,000
NETLOGIC MICROSYSTEMS, INC. CMN      COM    64118B100 14,444   400,000        SH            SOLE             400,000
NETWORK EQUIPMENT TECHNOLOGIES CMN   COM    641208103 11,600   800,000        SH            SOLE             800,000
OCCAM NETWORKS, INC. CMN             COM    67457P309 1,714    180,000        SH            SOLE             180,000
OMNITURE INC. CMN                    COM    68212S109 6,276    207,000        SH            SOLE             207,000
RENTECH INC CMN                      COM    760112102 648      300,000        SH            SOLE             300,000
SIMTEK CORPORATION CMN               COM    829204304 567      140,000        SH            SOLE             140,000
SIRF TECHNOLOGY HLDG INC CMN         COM    82967H101 9,608    450,000        SH            SOLE             450,000
UQM TECHNOLOGIES INC CMN             COM    903213106 165      45,000         SH            SOLE             45,000
VERAZ NETWORKS, INC. CMN             COM    923359103 1,860    265,000        SH            SOLE             265,000
WJ COMMUNICATIONS INC CMN            COM    929284107 1,300    1,000,000      SH            SOLE             1,000,000
MELLANOX TECHNOLOGIES, LTD. CMN      COM    M51363113 10,937   560,000        SH            SOLE             560,000